Risk Management and Financial Instruments - Summary of Material Transactions Reflected in Accumulated Net Parent Investment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Net transfers from Parent	$ 851	$ (31,544)	$ (8,875)	$ 427,725
Corporate allocations (excluding stock-based compensation expense) [Member]
Related Party Transaction [Line Items]
Net transfers from Parent	1,360	1,483	9,999	8,998
Transfer Of operations To Nextracker [Member]
Related Party Transaction [Line Items]
Net transfers from Parent		(39,025)	(2,934)	5,299
Net Cash Pooling Activities [Member]
Related Party Transaction [Line Items]
Net transfers from Parent	(8,908)	(35,240)	(35,490)	377,360
Income Taxes [Member]
Related Party Transaction [Line Items]
Net transfers from Parent	$ 5,170	$ 41,238	$ 19,550	$ 36,068